Statements of Changes in Stockholders’ Deficit - USD ($)	Vaso Corporation and Subsidaries Common Stock	Vaso Corporation and Subsidaries Additional Paid-in Capital	Vaso Corporation and Subsidaries Accumulated deficit	Vaso Corporation and Subsidaries Treasury Stock	Vaso Corporation and Subsidaries Accumulated Other Comprehensive Income (Loss)	Vaso Corporation and Subsidaries	Common Stock	Additional Paid-in Capital	Accumulated deficit	Total
Balance Beginning at Dec. 31, 2021	$ 185,000	$ 63,917,000	$ (51,131,000)	$ (2,000,000)	$ 110,000	$ 11,081,000	$ 250		$ (4,876,287)	$ (4,876,037)
Balance Beginning (in Shares) at Dec. 31, 2021	185,436			(10,308)			2,500,000
Remeasurement of redeemable shares to redemption value									(998,892)	(998,892)
Share-based compensation		35,000				35,000
Foreign currency translation loss					(343,000)	(343,000)
Net loss (Income)			11,294,000			11,294,000			1,623,367	1,623,367
Balance Ending at Dec. 31, 2022	$ 185,000	63,952,000	(39,837,000)	$ (2,000,000)	(233,000)	22,067,000	$ 250		(4,251,812)	(4,251,562)
Balance Ending (in Shares) at Dec. 31, 2022	185,436			(10,308)			2,500,000
Remeasurement of redeemable shares to redemption value									(515,846)	(515,846)
Excise duty in connection with redemption of redeemable shares									(391,544)	(391,544)
Share-based compensation	$ 1,000	47,000				48,000
Share-based compensation (in Shares)	191
Shares withheld for employee tax liability		(6,000)				(6,000)
Foreign currency translation loss					(71,000)	(71,000)
Net loss (Income)			4,805,000			4,805,000			(2,574,642)	(2,574,642)
Balance Ending at Dec. 31, 2023	$ 186,000	$ 63,993,000	$ (35,032,000)	$ (2,000,000)	$ (304,000)	$ 26,843,000	$ 250		$ (7,733,844)	$ (7,733,594)
Balance Ending (in Shares) at Dec. 31, 2023	185,627			(10,308)			2,500,000